Taxes (Income before Income Taxes) (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income before income taxes
U.S. operations	$ 6,857	$ 9,668	$ 9,716
Non-U.S. operations	12,667	12,234	11,287
Income before income taxes	$ 19,524	$ 21,902	$ 21,003